Consolidated Schedule of Investments PIMCO Access Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 32.2%
AI Silk Midco Ltd. 8.351% (Euribor 6MO + 5.000%) due 03/04/2031 ~	EUR	800	$888
Altice France SA 10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		$997	751
AP Core Holdings LLC 10.460% due 09/01/2027		1,844	1,691
CIRCOR International, Inc.
TBD% due 06/20/2029 «µ		166	168
11.279% (TSFR3M + 6.000%) due 06/20/2030 «~		1,431	1,460
Cohesity
TBD% due 03/08/2031 «		8,000	8,000
TBD% due 03/08/2031 «µ		846	846
Comexposium
1.138% - 4.414% (TSFR3M + 3.250%) due 03/28/2025 «~	EUR	3,392	4,343
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		18,708	23,949
CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$10,000	10,006
14.223% - 14.951% (TSFR3M + 9.620%) due 06/30/2028 «~		3,325	3,599
Diamond Sports Group LLC TBD% due 05/25/2026 «		6,785	5,641
Envision Healthcare Corp.
11.078% due 07/20/2026 «		99	99
13.203% due 11/03/2028 «		13,369	13,837
EPIC Y-Grade Services LP 11.068% (TSFR3M + 5.750%) due 06/29/2029 ~		1,300	1,298
Espai Barca Fondo De Titulizacion (5.000% Cash) 5.000% (Euribor 6MO) due 06/30/2028 «~(b)	EUR	3,131	4,135
First Brands Group LLC 10.514% due 03/30/2027		$9,800	9,714
Forward Air Corp. 9.752% due 12/19/2030		1,200	1,194
Galaxy U.S. Opco, Inc. 10.002% due 04/29/2029		2,103	1,770
Gateway Casinos & Entertainment Ltd.
12.531% due 10/18/2027	CAD	3,040	2,281
13.221% due 10/15/2027		$1,737	1,763
Gray Television, Inc. 10.451% due 06/04/2029		1,197	1,153
Harp Finco Ltd. TBD% due 01/30/2032 «µ	GBP	2,319	3,038
iHeartCommunications, Inc.
7.960% due 05/01/2026		$1,000	869
8.210% due 05/01/2026		2,400	2,074
J & J Ventures Gaming LLC 9.960% (TSFR1M + 5.000%) due 04/26/2028 «~		1,170	1,170
LifePoint Health, Inc. 10.054% (TSFR3M + 4.750%) due 11/16/2028 ~		1,979	1,981
Market Bidco Ltd. 8.292% (Euribor 3MO + 4.750%) due 11/04/2027 ~	EUR	2,840	3,146
Modena Buyer LLC 9.104% due 07/01/2031		$2,800	2,687
MPH Acquisition Holdings LLC 9.569% due 09/01/2028		1,283	973
NAC Aviation 29 DAC 7.427% (TSFR6M + 2.164%) due 06/30/2026 ~		4,130	4,035
Poseidon Bidco SASU 8.345% (Euribor 3MO + 5.000%) due 03/13/2030 ~	EUR	3,600	3,108
Promotora de Informaciones SA
8.648% (Euribor 3MO + 4.970%) due 06/30/2026 «~		11,200	12,467
8.898% (Euribor 3MO + 5.220%) due 12/31/2026 ~		3,208	3,541
PURIS LLC 10.354% (TSFR3M + 5.750%) due 06/30/2031 «~		$1,627	1,625
SCUR-Alpha 1503 GmbH
9.136% (Euribor 3MO + 5.500%) due 03/29/2030 ~	EUR	2,400	2,599
10.752% due 03/29/2030		$3,743	3,578
Steenbok Lux Finco 1 SARL 10.000% (Euribor 6MO + 10.000%) due 06/30/2026 «~	EUR	28	32
Steenbok Lux Finco 2 SARL
TBD% (EUR006M + 5.500%) due 06/30/2026 ~		1,341	1,521
TBD% due 06/30/2026		29,171	10,082
TBD% (Euribor 6MO + 10.000%) due 06/30/2026 «~		19	21
Subcalidora 2 SARL 9.095% (Euribor 3MO + 5.750%) due 08/14/2029 «~		6,400	6,982

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

SyniverseHoldings, Inc. 11.604% due 05/13/2027		$17,725	17,550
Team Health Holdings, Inc. 10.502% due 03/02/2027		1,509	1,448
U.S. Renal Care, Inc. 9.960% due 06/20/2028		21,473	19,658
Unicorn Bay 13.000% due 12/31/2026 «	HKD	52,143	6,749
Upfield BV 8.178% (Euribor 6MO + 4.500%) due 01/03/2028 ~	EUR	2,700	3,007
Wesco Aircraft Holdings, Inc. TBD% - 13.445% (TSFR3M + 8.600%) due 10/31/2024 «~		$1,742	1,864
Windstream Services LLC 8.945% due 02/23/2027 «		7,620	7,620

Total Loan Participations and Assignments (Cost $222,171)			222,011

CORPORATE BONDS & NOTES 32.8%
BANKING & FINANCE 8.6%
Adler Financing SARL
4.250% due 12/31/2029 (b)	EUR	1,000	1,108
12.500% due 12/31/2028 (b)		12,505	14,509
Adler Real Estate AG 3.000% due 04/27/2026		1,200	1,275
Alamo Re Ltd. 15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		$300	317
Armor Holdco, Inc. 8.500% due 11/15/2029 (i)		8,000	7,688
BOI Finance BV 7.500% due 02/16/2027 (i)	EUR	4,000	4,225
Cape Lookout Re Ltd. 12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		$800	817
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (b)	EUR	468	211
East Lane Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		$250	251
Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		300	313
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		300	313
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		300	314
Hestia Re Ltd. 14.626% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		939	878
Integrity Re Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		400	424
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		400	430
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025 (i)	EUR	500	538
Long Walk Reinsurance Ltd. 14.296% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		$800	816
Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		300	300
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		800	827
Sanders Re Ltd. 17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		1,815	1,611
SVB Financial Group
1.800% due 02/02/2031 ^(c)		1,395	817
2.100% due 05/15/2028 ^(c)		200	117
3.125% due 06/05/2030 ^(c)		200	117
3.500% due 01/29/2025 ^(c)		100	58
4.345% due 04/29/2028 ^(c)		600	351
4.570% due 04/29/2033 ^(c)		1,900	1,113
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (b)	EUR	18,731	5,880
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$250	258
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	258
Uniti Group LP
6.000% due 01/15/2030 (i)		8,400	7,175
10.500% due 02/15/2028 (i)		2,671	2,853
Ursa Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		900	941
Veraison Re Ltd. 17.078% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		700	752
Winston RE Ltd. 16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		700	736
Yosemite Re Ltd. 15.197% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		980	1,023

			59,614

INDUSTRIALS 20.6%
Alta Equipment Group, Inc. 9.000% due 06/01/2029 (i)		900	807

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

AlticeFrance Holding SA 10.500% due 05/15/2027		17,600	6,105
Altice France SA
3.375% due 01/15/2028	EUR	3,600	2,845
4.125% due 01/15/2029		100	78
5.125% due 01/15/2029		$200	141
5.125% due 07/15/2029		3,500	2,465
5.500% due 01/15/2028 (i)		1,600	1,165
5.500% due 10/15/2029 (i)		2,300	1,614
8.125% due 02/01/2027		400	327
Carvana Co. (11.000% Cash and 13.000% PIK) 24.000% due 06/01/2030 (b)(i)		1,363	1,460
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)(i)		7,456	8,656
Directv Financing LLC 5.875% due 08/15/2027 (i)		1,600	1,572
DISH DBS Corp.
5.250% due 12/01/2026		4,820	4,463
5.750% due 12/01/2028		17,600	15,411
Ecopetrol SA
8.375% due 01/19/2036		240	246
8.875% due 01/13/2033 (i)		500	537
GN Bondco LLC 9.500% due 10/15/2031 (i)		5,250	5,531
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (i)		7,000	6,715
Inter Media & Communication SpA 6.750% due 02/09/2027 (i)	EUR	892	1,009
JetBlue Airways Corp. 9.875% due 09/20/2031 (i)		$10,430	10,996
LifePoint Health, Inc. 11.000% due 10/15/2030 (i)		2,380	2,689
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 (i)		4,100	2,751
11.750% due 10/15/2028 (i)		500	493
Petroleos Mexicanos
6.700% due 02/16/2032 (i)		1,978	1,775
6.840% due 01/23/2030 (i)		800	741
8.750% due 06/02/2029 (i)		1,489	1,508
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (i)		2,700	2,788
ProFrac Holdings LLC 11.842% (TSFR3M + 7.250%) due 01/23/2029 ~(i)		3,069	3,176
Rivian Holdings LLC 11.359% due 10/15/2026 •(i)		3,200	3,240
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	100	81
7.750% due 04/30/2044	GBP	100	102
U.S. Renal Care, Inc. 10.625% due 06/28/2028		$4,470	3,922
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	10,300	633
Venture Global LNG, Inc.
9.500% due 02/01/2029 (i)		$3,008	3,390
9.875% due 02/01/2032 (i)		1,580	1,757
Veritas U.S., Inc. 7.500% due 09/01/2025 (i)		2,555	2,399
Viridien
7.750% due 04/01/2027 (i)	EUR	3,433	3,783
8.750% due 04/01/2027 (i)		$3,367	3,284
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(b)(c)		7,105	5,985
Windstream Escrow LLC 7.750% due 08/15/2028 (i)		23,816	23,855
Yinson Boronia Production BV 8.947% due 07/31/2042 (i)		1,300	1,392

			141,887

UTILITIES 3.6%
Oi SA (10.000% Cash or 6.000% PIK) 10.000% due 06/30/2027 (b)		14,708	12,796
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (b)		32,671	3,267
Peru LNG SRL 5.375% due 03/22/2030 (i)		9,742	8,993

			25,056

Total Corporate Bonds & Notes (Cost $258,010)			226,557

NON-AGENCY MORTGAGE-BACKED SECURITIES 49.7%
225 Liberty Street Trust 4.803% due 02/10/2036 ~(i)		14,239	11,194
245 Park Avenue Trust 3.779% due 06/05/2037 ~(i)		2,680	2,420

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

AshfordHospitality Trust
8.144% due 06/15/2035 •		1,000	983
8.369% due 04/15/2035 •(i)		14,536	14,272
Atrium Hotel Portfolio Trust 8.794% due 06/15/2035 •(i)		6,223	6,196
BAMLL Commercial Mortgage Securities Trust
7.721% due 03/15/2037 •		2,000	1,969
7.921% due 03/15/2037 •(i)		3,000	2,948
Banc of America Funding Trust 6.500% due 07/25/2047		841	646
Barclays Commercial Mortgage Securities Trust 3.811% due 02/15/2053 ~(i)		4,785	3,179
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(i)		5,370	3,702
BCAP LLC Trust
1.434% due 11/27/2036 •(i)		38,346	7,985
3.943% due 04/25/2038 ~(i)		3,240	2,542
Beast Mortgage Trust
8.661% due 03/15/2036 •(i)		6,750	3,690
9.661% due 03/15/2036 •		2,500	1,193
10.597% due 02/15/2037 •(i)		8,800	3,304
11.597% due 02/15/2037 •(i)		1,500	503
Benchmark Mortgage Trust 3.555% due 08/15/2052 ~(i)		9,600	9,390
Beneria Cowen & Pritzer Collateral Funding Corp. 8.849% due 06/15/2038 •(i)		5,500	3,419
BMO Mortgage Trust
3.378% due 02/17/2055 ~(i)		9,615	8,179
4.070% due 02/17/2055 ~(i)		11,000	7,800
Braemar Hotels & Resorts Trust 7.669% due 06/15/2035 •(i)		8,500	8,350
Canada Square Funding PLC 7.404% due 12/17/2057 (i)	GBP	2,000	2,673
Colony Mortgage Capital Ltd.
7.258% due 11/15/2038 •(i)		$2,300	2,162
7.954% due 11/15/2038 •(i)		3,400	2,972
COLT Mortgage Loan Trust 4.643% due 03/25/2067 ~		7,200	6,846
Connecticut Avenue Securities Trust
10.530% due 03/25/2042 •(i)		2,000	2,164
11.280% due 10/25/2041 •(i)		4,755	5,014
14.780% due 03/25/2042 •(i)		5,200	5,915
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 01/25/2038 (i)		14,401	7,151
Credit Suisse Mortgage Capital Mortgage-Backed Trust 8.744% due 07/15/2032 •(i)		12,000	11,719
DOLP Trust 3.704% due 05/10/2041 ~(i)		14,250	8,422
Extended Stay America Trust 8.911% due 07/15/2038 •(i)		10,398	10,416
Freddie Mac
7.930% due 01/25/2051 •		620	660
8.280% due 12/25/2050 •		760	822
9.030% due 02/25/2042 •(i)		1,900	1,999
10.030% due 02/25/2042 •(i)		1,200	1,271
10.780% due 01/25/2034 •(i)		900	1,015
12.780% due 10/25/2041 •(i)		7,400	7,981
13.080% due 11/25/2041 •(i)		5,729	6,219
13.780% due 02/25/2042 •(i)		800	882
GSMSC Resecuritization Trust 6.074% due 11/26/2037 (i)		14,154	13,344
Harbour PLC 8.008% due 01/28/2054 •(i)	GBP	10,416	13,883
HPLY Trust
8.382% due 11/15/2036 •(i)		$7,586	7,546
9.132% due 11/15/2036 •(i)		11,363	11,295
JP Morgan Chase Commercial Mortgage Securities Trust
7.444% due 12/15/2031 •(i)		5,211	4,993
7.651% due 06/15/2038 •(i)		3,276	2,792
8.311% due 03/15/2036 •(i)		2,000	888
8.851% due 06/15/2038 •		250	156
9.061% due 03/15/2036 •(i)		19,256	7,584
10.061% due 03/15/2036 •		1,325	202
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~(i)		4,143	3,936
MRCD Mortgage Trust 2.718% due 12/15/2036 (i)		16,198	9,087
New Orleans Hotel Trust 7.833% due 04/15/2032 •(i)		7,900	7,400
New Residential Mortgage Loan Trust 3.863% due 11/25/2059 ~		15,500	8,263
Seasoned Credit Risk Transfer Trust
4.500% due 02/25/2059 ~(i)		8,981	8,449
4.500% due 11/25/2061 ~(i)		5,900	4,902
4.750% due 08/25/2058 ~(i)		8,337	8,069

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

SFOCommercial Mortgage Trust
7.611% due 05/15/2038 •		340	312
8.111% due 05/15/2038 •(i)		6,500	5,643
Stratton Hawksmoor PLC
6.980% due 02/25/2053 •(i)	GBP	3,800	5,021
7.730% due 02/25/2053 •(i)		8,379	10,973
Uropa Securities PLC 5.049% due 10/10/2040 •(i)	EUR	2,640	2,619
WaMu Mortgage Pass-Through Certificates Trust 5.869% due 10/25/2045 •(i)		$7,517	6,468
Wells Fargo Commercial Mortgage Trust
3.989% due 09/15/2031 ~(i)		1,500	1,447
5.092% due 12/15/2039 ~(i)		8,600	7,512

Total Non-Agency Mortgage-Backed Securities (Cost $383,388)			342,951

ASSET-BACKED SECURITIES 33.8%
ACE Securities Corp. Home Equity Loan Trust
5.389% due 04/25/2036 •(i)		24,347	18,686
5.409% due 08/25/2036 •(i)		21,062	4,889
Aegis Asset-Backed Securities Trust 5.944% due 06/25/2035 •(i)		4,500	1,290
Ally Bank Auto Credit-Linked Notes Trust 6.315% due 05/17/2032		436	441
Bear Stearns Asset-Backed Securities Trust 6.019% due 07/25/2034 •(i)		4,575	4,708
BNC Mortgage Loan Trust 5.259% due 05/25/2037 •(i)		16,250	13,609
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(f)		5	2,321
6.610% due 06/25/2054 «		635	659
8.660% due 06/25/2054 «		914	968
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	5,400	3,806
Countrywide Asset-Backed Certificates Trust
5.219% due 06/25/2047 •(i)		$10,413	9,155
5.229% due 06/25/2047 •(i)		14,930	12,769
5.464% due 03/25/2037 •(i)		11,225	10,747
5.939% due 08/25/2047 •(i)		2,000	1,729
Deer Park CLO DAC 0.000% due 10/15/2034 ~	EUR	4,000	2,786
Duke Funding Ltd. 9.000% due 04/08/2039 •(i)		$125,567	10,435
First Franklin Mortgage Loan Trust 5.279% due 10/25/2036 •(i)		15,000	12,130
Flagship Credit Auto Trust 0.000% due 06/15/2029 «(f)		25	632
GreenSky Home Improvement Trust 7.330% due 06/25/2059		500	515
GSAMP Trust
5.389% due 05/25/2046 •(i)		10,649	8,815
5.914% due 07/25/2045 •(i)		15,226	11,702
Home Equity Mortgage Loan Asset-Backed Trust 5.884% due 10/25/2035 •(i)		11,200	9,921
HSI Asset Securitization Corp. Trust 5.779% due 12/25/2035 •(i)		13,243	10,552
LendingPoint Pass-Through Trust
0.000% due 04/15/2028 «(f)		7,600	784
0.000% due 05/15/2028 «(f)		7,554	673
Long Beach Mortgage Loan Trust 6.544% due 02/25/2035 •(i)		10,158	9,277
Merrill Lynch Mortgage Investors Trust 6.019% due 04/25/2036 •(i)		5,976	5,129
PRET LLC 6.170% due 07/25/2051 þ(i)		11,600	11,493
PRPM LLC 6.291% due 02/25/2027 þ(i)		3,000	2,969
RR 1 Ltd. 0.000% due 07/15/2117 ~		3,200	1,203
RR 17 Ltd. 0.000% due 07/15/2034 ~		4,000	2,397
RR 7 Ltd. 0.000% due 01/15/2120 ~		14,600	7,175
Santander Bank Auto Credit-Linked Notes
6.110% due 06/15/2032		1,000	1,011
7.762% due 06/15/2032		1,000	1,017
10.171% due 06/15/2032		1,295	1,321
13.030% due 06/15/2032		1,500	1,527
Saxon Asset Securities Trust 5.259% due 01/25/2047 •(i)		1,710	1,662
Securitized Asset-Backed Receivables LLC Trust 5.569% due 11/25/2035 •(i)		5,661	4,738
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(f)		9	7,351
0.000% due 02/16/2055 «(f)		5	4,789
5.950% due 02/16/2055 (i)		4,845	4,756

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

SpecialtyUnderwriting & Residential Finance Trust 6.769% due 12/25/2035 •(i)		4,622	4,321
Structured Asset Securities Corp. Mortgage Loan Trust 6.394% due 02/25/2036 •(i)		6,876	6,646

Total Asset-Backed Securities (Cost $270,394)			233,504

SOVEREIGN ISSUES 2.7%
Egypt Government International Bond 6.375% due 04/11/2031 (i)	EUR	1,800	1,685
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		$2,600	60
9.250% due 04/17/2030		2,600	2,591
Russia Government International Bond
5.625% due 04/04/2042		8,800	6,028
5.875% due 09/16/2043		200	137
Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	240,100	6,958
51.594% due 05/17/2028 ~		27,900	811

Total Sovereign Issues (Cost $14,585)			18,270

		SHARES
COMMON STOCKS 10.8%
COMMUNICATION SERVICES 1.5%
Syniverse Holdings, Inc.«(h)		10,661,663	10,374

CONSUMER DISCRETIONARY 0.0%
West Marine«(d)(h)		8,371	53

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV«(d)(h)		39,030,044	0

FINANCIALS 3.7%
Banca Monte dei Paschi di Siena SpA		1,073,500	6,192
Market Garden Dogwood LLC †«(h)‡		19,000,000	19,457

			25,649

HEALTH CARE 5.6%
Amsurg Equity«(d)(h)		718,727	38,760

Total Common Stocks (Cost $61,741)			74,836

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028«		14,259	0

Total Warrants (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)(i)		728,525	925
SVB Financial Group
4.000% due 05/15/2026 ^(c)(g)		200,000	0
4.250% due 11/15/2026 ^(c)(g)		100,000	0
4.700% due 11/15/2031 ^(c)(g)		190,000	1

Total Preferred Securities (Cost $1,074)			926

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
U.S. TREASURY BILLS 1.0%
5.222% due 10/10/2024 - 12/19/2024 (e)(f)(l)		$6,533	6,512

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $6,511)		6,512

Total Investments in Securities (Cost $1,217,874)		1,125,567

	SHARES
INVESTMENTS IN AFFILIATES 10.4%
SHORT-TERM INSTRUMENTS 10.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.4%
PIMCO Short-Term Floating NAV Portfolio III	7,365,442	71,717

Total Short-Term Instruments (Cost $71,685)		71,717

Total Investments in Affiliates (Cost $71,685)		71,717

Total Investments 173.5% (Cost $1,289,559)		$1,197,284
Financial Derivative Instruments(j)(k)(0.2)%(Cost or Premiums, net $13,563)		(1,089)
Other Assets and Liabilities, net (73.3)%		(506,041)

Net Assets 100.0%		$690,154

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

†					Represents co-investment made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission.
^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
‡					Insurance-Linked Investments.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity		11/02/2023 - 11/06/2023		$30,032	$38,760	5.62%
Market Garden Dogwood LLC		03/13/2024		19,000	19,457	2.82
Steinhoff International Holdings NV		06/30/2023 - 10/30/2023		0	0	0.00
Syniverse Holdings, Inc.		05/12/2022 - 05/31/2024		10,495	10,374	1.50
West Marine		09/12/2023		120	53	0.01

				$59,647	$68,644	9.95%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	6.140%	09/13/2024	01/13/2025		(3,903)	$(3,916)
BPS	3.682	09/06/2024	11/06/2024	EUR	(530)	(592)
	5.510	06/21/2024	10/24/2024		$(2,719)	(2,765)
	6.070	08/16/2024	02/14/2025		(13,018)	(13,127)
	6.090	07/16/2024	01/14/2025		(1,095)	(1,111)
	6.090	07/29/2024	01/21/2025		(47,409)	(47,964)
	6.190	07/29/2024	01/21/2025		(2,415)	(2,443)
	6.390	08/16/2024	02/14/2025		(576)	(581)
BRC	3.500	09/20/2024	TBD(2)		(1,385)	(1,387)
	4.000	09/20/2024	TBD(2)		(377)	(378)
	5.840	09/23/2024	01/21/2025		(2,082)	(2,085)
	6.090	08/22/2024	12/03/2024		(4,339)	(4,370)
	6.090	09/09/2024	01/09/2025		(4,855)	(4,874)
	6.090	09/12/2024	01/10/2025		(4,577)	(4,593)
	6.090	09/26/2024	01/24/2025		(34,272)	(34,301)
	6.140	08/20/2024	11/20/2024		(6,262)	(6,310)
	6.610	07/08/2024	10/08/2024		(5,919)	(6,011)
BYR	5.320	08/19/2024	11/19/2024		(349)	(352)
	5.340	07/24/2024	11/20/2024		(1,145)	(1,158)
	5.340	08/21/2024	12/20/2024		(34,428)	(34,653)
	5.340	08/26/2024	12/20/2024		(1,773)	(1,784)
	5.340	08/27/2024	12/20/2024		(2,228)	(2,241)
	5.360	09/09/2024	01/09/2025		(9,153)	(9,185)

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

	5.460	09/30/2024	12/20/2024		(2,647)	(2,648)
DBL	6.125	09/13/2024	11/08/2024		(9,281)	(9,309)
	6.197	09/20/2024	11/15/2024		(7,797)	(7,812)
	6.525	09/13/2024	11/08/2024		(7,264)	(7,288)
	6.625	09/13/2024	11/08/2024		(8,508)	(8,536)
DEU	5.150	09/20/2024	TBD(2)		(3,291)	(3,296)
	5.660	08/19/2024	12/19/2024		(2,625)	(2,642)
GLM	6.521	05/24/2024	02/18/2025		(5,105)	(5,225)
	6.590	01/30/2024	10/29/2024		(2,910)	(3,040)
	6.590	03/22/2024	10/29/2024		(489)	(506)
IND	5.630	09/03/2024	12/02/2024		(15,748)	(15,817)
	5.640	09/03/2024	12/02/2024		(490)	(493)
	5.680	09/03/2024	12/02/2024		(1,088)	(1,092)
JPS	2.500	09/20/2024	11/12/2024		(940)	(941)
MEI	3.750	09/18/2024	10/04/2024	EUR	(3,442)	(3,836)
	3.800	09/23/2024	10/04/2024		(11,757)	(13,099)
	5.360	09/20/2024	12/20/2024	GBP	(2,979)	(3,989)
	5.370	09/20/2024	12/20/2024		(1,650)	(2,210)
	5.580	09/20/2024	11/20/2024		(6,038)	(8,086)
	5.710	09/20/2024	12/20/2024		(7,722)	(10,342)
MSB	4.108	09/20/2024	12/20/2024	EUR	(1,848)	(2,059)
	5.940	08/26/2024	02/24/2025		$(1,842)	(1,854)
	6.040	08/26/2024	02/24/2025		(5,451)	(5,486)
	6.040	09/17/2024	03/17/2025		(2,376)	(2,382)
	6.090	07/17/2024	01/13/2025		(7,948)	(8,059)
	6.140	07/17/2024	01/13/2025		(8,028)	(8,140)
	6.190	07/17/2024	01/13/2025		(11,227)	(11,385)
MZF	5.680	09/18/2024	03/18/2025		(71,033)	(71,178)
RBC	6.230	08/08/2024	02/07/2025		(3,823)	(3,862)
	6.230	09/24/2024	03/20/2025		(665)	(665)
RTA	5.410	09/09/2024	01/09/2025		(6,220)	(6,243)
	5.460	09/09/2024	01/09/2025		(6,073)	(6,095)
	5.460	09/27/2024	01/09/2025		(1,120)	(1,121)
	5.910	09/09/2024	01/09/2025		(1,943)	(1,950)
	5.930	08/05/2024	02/05/2025		(1,215)	(1,227)
	5.980	08/05/2024	02/05/2025		(5,737)	(5,796)
SOG	5.100	09/20/2024	TBD(2)		(1,266)	(1,268)
	5.830	08/26/2024	10/24/2024		(1,337)	(1,345)
	5.870	07/10/2024	10/09/2024		(1,133)	(1,148)
	5.870	08/12/2024	10/08/2024		(948)	(956)
	5.990	08/09/2024	02/10/2025		(711)	(718)
	6.040	08/09/2024	02/10/2025		(4,860)	(4,907)
	6.040	08/22/2024	02/21/2025		(3,109)	(3,131)
UBS	3.630	09/18/2024	TBD(2)	EUR	(435)	(485)
	3.650	09/18/2024	TBD(2)		(1,345)	(1,499)
	3.700	09/18/2024	TBD(2)		(1,737)	(1,936)
	3.786	09/06/2024	11/06/2024		(709)	(791)
	6.390	07/23/2024	10/23/2024		$(8,394)	(8,498)
	6.490	07/23/2024	10/23/2024		(4,519)	(4,576)
	6.530	06/05/2024	12/05/2024		(9,938)	(10,151)
	6.540	04/16/2024	10/16/2024		(8,913)	(9,185)
	6.540	07/23/2024	10/23/2024		(3,110)	(3,150)
	6.600	08/22/2024	10/29/2024		(345)	(348)

Total Reverse Repurchase Agreements						$(487,982)

(i)					Securities with an aggregate market value of $647,866 and cash of $330 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(482,438) at a weighted average interest rate of 6.247%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	67	$(16,073)	$50	$15	$0
3-Month SOFR Active Contract December Futures	03/2026	18	(4,365)	38	4	0
3-Month SOFR Active Contract June Futures	09/2025	41	(9,921)	27	13	0
3-Month SOFR Active Contract March Futures	06/2025	44	(10,613)	33	14	0
3-Month SOFR Active Contract March Futures	06/2026	16	(3,881)	32	3	0
3-Month SOFR Active Contract September Futures	12/2024	34	(8,098)	110	2	0
3-Month SOFR Active Contract September Futures	12/2025	13	(3,150)	29	4	0

Total Futures Contracts			$319		$55	$0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

SWAPAGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,700	$31	$6	$37	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$32,400	(2)	934	932	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2024	146,000	(740)	(48)	(788)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	16,200	2	463	465	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,600	1	103	104	4	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027	239,300	2,405	1,345	3,750	0	(476)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028	84,900	1,218	581	1,799	0	(201)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,400	(27)	3	(24)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25,600	6,320	1,203	7,523	73	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	17,400	4,191	1,276	5,467	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.400	Annual	12/21/2052	22,900	40	56	96	94	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	EUR	7,800	676	2,532	3,208	0	(59)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	22,900	313	1,300	1,613	0	(25)

Total Swap Agreements	$14,428	$9,754	$24,182	$235	$(773)

Cash of $7,782 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	BRL	6	$1	$0	$0
10/2024	HKD	11,424	1,467	0	(3)
10/2024	$1	BRL	6	0	0
10/2024	21,740	EUR	19,510	0	(22)
BPS	10/2024	BRL	232	$41	0	(2)
10/2024	EUR	24,182	26,894	18	(43)
10/2024	HKD	40,646	5,218	0	(11)
10/2024	TRY	166,186	4,712	0	(102)
10/2024	$42	BRL	232	0	0
10/2024	1,162	EUR	1,046	2	0
11/2024	TRY	59,122	$1,628	0	(39)
05/2029	KWD	238	820	19	0
07/2029	17	60	1	0
BRC	10/2024	BRL	6	1	0	0
10/2024	GBP	6,564	8,659	0	(116)
10/2024	$1	BRL	6	0	0
10/2024	4,497	TRY	160,539	153	0
12/2024	TRY	48,628	$1,296	0	(19)
02/2025	$521	TRY	21,074	20	0
CBK	10/2024	EUR	3,200	$3,570	8	0
10/2024	$11,679	EUR	10,512	23	0
DUB	10/2024	BRL	62	$11	0	0
10/2024	$11	BRL	62	0	0
FAR	10/2024	106,270	EUR	95,034	0	(483)
11/2024	EUR	95,034	$106,416	483	0
GLM	10/2024	100,086	111,445	34	0
JPM	11/2024	$3,801	TRY	140,445	162	0
02/2025	1,219	49,116	43	0
05/2025	6,061	265,920	221	0
MBC	10/2024	EUR	1,285	$1,427	0	(4)
10/2024	$6,130	CAD	8,235	0	(40)
10/2024	8,779	GBP	6,564	0	(4)
11/2024	CAD	8,229	$6,130	40	0
11/2024	EUR	1,363	1,528	8	0
11/2024	GBP	6,564	8,779	3	0

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

SCX	10/2024		$1,433	EUR		1,291	4		0
TOR	10/2024	CAD	8,230			$6,114	29		0
UAG	02/2025		$467	TRY		19,081	21		0

Total Forward Foreign Currency Contracts							$1,292		$(888)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	4.114%	$900	$(174)	$73	$0	$(101)
BRC	Egypt Government International Bond	1.000	Quarterly	12/20/2028	5.604	3,000	(520)	38	0	(482)
	Egypt Government International Bond	1.000	Quarterly	06/20/2029	5.807	800	(171)	25	0	(146)

							$(865)	$136	$0	$(729)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-SOFR	Monthly	10/31/2024	$204	$0	$(367)	$0	$(367)
	Pay	Veritas US Inc.	1-Month USD-SOFR	Monthly	10/31/2024	130	0	86	86	0

							$0	$(281)	$86	$(367)

Total Swap Agreements							$(865)	$(145)	$86	$(1,096)

(l)

Securities with an aggregate market value of $1,400 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments				$0		$104,360	$117,651		$222,011
Corporate Bonds & Notes
Banking & Finance				0		59,614	0		59,614
Industrials				0		135,902	5,985		141,887
Utilities				0		25,056	0		25,056
Non-Agency Mortgage-Backed Securities				0		342,951	0		342,951
Asset-Backed Securities				0		215,327	18,177		233,504
Sovereign Issues				0		18,270	0		18,270
Common Stocks
Communication Services				0		0	10,374		10,374
Consumer Discretionary				0		0	53		53
Financials				6,192		0	19,457		25,649
Health Care				0		0	38,760		38,760
Preferred Securities
Banking & Finance				0		926	0		926
Short-Term Instruments
U.S. Treasury Bills				0		6,512	0		6,512

				$6,192		$908,918	$210,457		$1,125,567

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

Investmentsin Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	71,717	0	0	71,717

Total Investments	$77,909	$908,918	$210,457	$1,197,284

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	290	0	290
Over the counter	0	1,378	0	1,378

$0	$1,668	$0	$1,668
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(773)	0	(773)
Over the counter	0	(1,984)	0	(1,984)

$0	$(2,757)	$0	$(2,757)

Total Financial Derivative Instruments	$0	$(1,089)	$0	$(1,089)

Totals	$77,909	$907,829	$210,457	$1,196,195

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$64,353	$16,718	$(13,369)	$168	$16	$14,207	$35,558	$0	$117,651	$1,438
Corporate Bonds & Notes
Banking & Finance	17,280	0	(17,020)	0	0	(260)	0	0	0	0
Industrials	6,466	0	0	0	0	(481)	0	0	5,985	(481)
Asset-Backed Securities	18,438	0	0	0	0	(1,888)	1,627	0	18,177	(1,885)
Common Stocks
Communication Services(2)	10,191	0	0	0	0	183	0	0	10,374	182
Consumer Discretionary(3)	53	0	0	0	0	0	0	0	53	0
Financials	18,732	0	0	0	0	725	0	0	19,457	725
Health Care	35,580	0	0	0	0	3,180	0	0	38,760	3,180

Totals	$171,093	$16,718	$(30,389)	$168	$16	$15,666	$37,185	$0	$210,457	$3,159

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$99	Comparable Companies	EBITDA Multiple	X	15.500	—
34,866	Discounted Cash Flow	Discount Rate	8.380 - 99.999	37.306
5,641	Expected Recovery	Recovery Rate	83.144	—
1,628	Indicative Market Quotation	Discount Rate	99.999	—
3,038	Other Valuation Techniques(4)	—	—	—
6,749	Proxy Pricing	Base Price	100.000	—
8,846	Recent Transaction	Purchase Price	100.000	—
56,784	Third Party Vendor	Broker Quote	98.000 - 103.500	100.606
Corporate Bonds & Notes
Industrials	5,985	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	1.000/9.500	—
Asset-Backed Securities	18,177	Discounted Cash Flow	Discount rate	13.000 - 99.999	77.078
Common Stocks
Communication Services	10,374	Discounted Cash Flow	Discount Rate	12.950	—
Consumer Discretionary	53	Discounted Cash Flow/Comparable Companies	Discount Rate/Revenue multiple	%/ X	20.750/0.500	—
Financials	19,457	Sum of the Parts / Discounted Cash Flow	Discount Rate/Mortality Assumption	$15.323/2015 ANB VBT Mortality Table	—
Health Care	38,760	Comparable Companies	EBITDA Multiple	X	15.500	—

Total	$210,457

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Industrials to Communication Services since prior fiscal year end.

Consolidated Schedule of Investments PIMCO Access Income Fund (Cont.)	September 30, 2024 (Unaudited)

(3)	Sector type updated from Utilities to Consumer Discretionary since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PAXSLS I LLC	12/31/2021	0.0%
RLM 4355 LLC	12/31/2021	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expect to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange

Notes to Financial Statements (Cont.)

Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$73,519	$116,455	$(118,300)	$35	$8	$71,717	$878	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DBL	Deutsche Bank AG London	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	TRY	Turkish New Lira
CAD	Canadian Dollar	HKD	Hong Kong Dollar	USD (or $)	United States Dollar
EUR	Euro	KWD	Kuwaiti Dinar

Index/Spread Abbreviations:
EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	TSFR3M	Term SOFR 3-Month
EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month	TSFR6M	Term SOFR 6-Month
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding